Pro Forma Combined Year End - December 31, 2024	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Revenue	$ 12,787,262
Cost of revenue	2,358,114
Gross profit	10,429,148
Operating expenses
General and administrative expenses	7,814,809
Provision for credit losses	4,019,840
Professional fees	2,517,381
Total operating expense	14,352,030
Loss from operations	(3,922,882)
Interest expense	(4,643,396)
Loss on write down of investment	(1,917)
Gain on sale of fixed asset	4,230
Foreign exchange loss	(38,760)
Total other income (expenses)	(4,679,843)
Net loss before income taxes	(8,602,725)
Income tax expenses	(56,055)
Net loss	(8,658,780)
Preferred shares interest expense	(462,596)
Net loss to common shareholders	$ (9,121,376)
Net loss per common share – basic and diluted | $ / shares	$ (0.10)
Weighted average common shares outstanding – basic and diluted | shares	92,638,720
Comprehensive loss:
Net loss	$ (9,121,376)
Unrealized gain on foreign currency translation	2,671
Total comprehensive loss	(9,118,705)
Stewards Inc [Member] | Pro Formas December 2024 [Member]
Income, financing and brokerage	12,787,262
Revenue	12,787,262
Cost of revenue	2,358,114
Gross profit	10,429,148
Operating expenses
General and administrative expenses	7,814,809
Provision for credit losses	4,019,840
Professional fees	2,517,381
Total operating expense	14,352,030
Loss from operations	(3,922,882)
Interest expense	(4,643,396)
Loss on write down of investment	1,917
Gain on sale of fixed asset	4,230
Foreign exchange loss	(38,760)
Total other income (expenses)	(4,676,009)
Net loss before income taxes	(8,598,891)
Income tax expenses	(56,055)
Net loss	(8,654,946)
Preferred shares interest expense	(462,596)
Net loss to common shareholders	$ (9,117,542)
Net loss per common share – basic and diluted | $ / shares	$ (0.10)
Weighted average common shares outstanding – basic and diluted | shares	92,638,720
Comprehensive loss:
Net loss	$ (9,121,376)
Unrealized gain on foreign currency translation	2,671
Total comprehensive loss	(9,118,705)
Block 40 [Member] | Pro Formas December 2024 [Member]
Income, financing and brokerage
Income from rental property	10,470,026
Revenue	10,470,026
Cost of revenue
Gross profit	10,470,026
Operating expenses
General and administrative expenses	16,213,118
Provision for credit losses
Professional fees
Total operating expense	16,213,118
Loss from operations	(5,743,092)
Interest expense	(7,989,891)
Loss on write down of investment
Gain on sale of fixed asset
Foreign exchange loss
Total other income (expenses)	(7,989,891)
Net loss before income taxes	(13,732,983)
Income tax expenses
Net loss	(13,732,983)
Preferred shares interest expense
Net loss to common shareholders	$ (13,732,983)
Net loss per common share – basic and diluted | $ / shares
Weighted average common shares outstanding – basic and diluted | shares
Comprehensive loss:
Net loss	$ (13,732,983)
Unrealized gain on foreign currency translation
Total comprehensive loss	(13,732,983)
Block 40 Transaction Adjustment [Member] | Pro Formas December 2024 [Member]
Income, financing and brokerage
Income from rental property
Revenue
Cost of revenue
Gross profit
Operating expenses
General and administrative expenses	6,374,307
Provision for credit losses
Professional fees
Total operating expense	6,374,307
Loss from operations	(6,374,307)
Interest expense
Loss on write down of investment
Gain on sale of fixed asset
Foreign exchange loss
Total other income (expenses)
Net loss before income taxes	(6,374,307)
Net loss	(6,374,307)
Net loss to common shareholders	$ (6,374,307)
Net loss per common share – basic and diluted | $ / shares
Weighted average common shares outstanding – basic and diluted | shares	69,636,906
Comprehensive loss:
Net loss	$ (6,374,307)
Unrealized gain on foreign currency translation
Total comprehensive loss	(6,374,307)
Pro Forma [Member] | Pro Formas December 2024 [Member]
Income, financing and brokerage	12,787,262
Income from rental property	10,470,026
Revenue	23,257,288
Cost of revenue	2,358,114
Gross profit	20,899,174
Operating expenses
General and administrative expenses	30,402,235
Provision for credit losses	4,019,840
Professional fees	2,517,381
Total operating expense	36,939,456
Loss from operations	(16,040,281)
Interest expense	(12,633,287)
Loss on write down of investment	1,917
Gain on sale of fixed asset	4,230
Foreign exchange loss	(38,760)
Total other income (expenses)	(12,665,900)
Net loss before income taxes	(28,706,182)
Income tax expenses	(56,055)
Net loss	(28,762,237)
Preferred shares interest expense	(462,596)
Net loss to common shareholders	$ (29,224,833)
Net loss per common share – basic and diluted | $ / shares	$ (0.18)
Weighted average common shares outstanding – basic and diluted | shares	162,275,626
Comprehensive loss:
Net loss	$ (29,228,667)
Unrealized gain on foreign currency translation	2,671
Total comprehensive loss	$ (29,225,996)